NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 13. NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share is computed by dividing net loss attributable to stockholders by the weighted average number shares of common stock outstanding during the period and shares issuable for vested restricted stock units. Potentially dilutive outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for loss periods presented because including them would have been antidilutive.

A reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to stockholders follows:

	Three Months Ended September 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(998,010)	$(1,633,033)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,210,753	7,821,515
Weighted average shares issuable for vested restricted stock units	316,101	–
Total weighted average shares diluted	8,526,854	7,821,515

	Nine Months Ended September 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(3,646,027)	$(6,539,506)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,053,341	5,522,950
Weighted average shares issuable for vested restricted stock units	202,265	–
Total weighted average shares diluted	8,255,606	5,522,950

The following outstanding potentially dilutive securities were excluded from the weighted average calculation of dilutive loss per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

	September 30, 2023	September 30, 2022

Series A and B convertible preferred stock	–	1,093,039
Warrants	3,809,619	2,076,730
Restricted stock units	780,297	–
Stock options	2,738,820	2,410,148
	7,328,736	5,579,917